Derivative Financial Instruments - Interest rate risk (Details) - Interest rate risk	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement hierarchy of the Group's assets and liabilities
Percentage below which the 3M EURIBOR rates is expected to fall causing hedging ineffectiveness.	0.00%
Interest rate Swap - EURIBOR 3M
Fair value measurement hierarchy of the Group's assets and liabilities
Average fixed rate of swap (in percent)	2.78%	2.81%	2.82%
Interest rate Swap - EURIBOR 3M | Minimum
Fair value measurement hierarchy of the Group's assets and liabilities
Average fixed rate of swap (in percent)	2.00%
Interest rate Swap - EURIBOR 3M | Maximum
Fair value measurement hierarchy of the Group's assets and liabilities
Average fixed rate of swap (in percent)	2.10%